As filed with the Securities and Exchange Commission on March 1, 2000

Registration No. 33-57908

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                       POST-EFFECTIVE AMENDMENT NO. 8 TO
                                   FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                         PACIFIC LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                         PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                         Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective on March 1, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Choice Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec Separate Account of Pacific
Life Insurance Company

Pacific Select Choice Flexible Premium
Variable Life Insurance Policies

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C
under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                      Form S-6
Item Number                                      Heading in Prospectus

1.(a) Name of trust                              Prospectus front cover

(b) Title of securities issued                   Prospectus front cover

2. Name and address of each depositor            Prospectus front cover

3. Name and address of trustee                   N/A

4. Name and address of each principal            Pacific Life
underwriter                                      Insurance Company

5. State of organization of trust                Pacific Select Exec
                                                 Separate Account

6. Execution and termination of trust            Pacific Select Exec
agreement                                        Separate Account

7. Changes of name                               N/A

8. Fiscal year                                   N/A

9. Litigation                                    N/A

II. General Description of the Trust
and Securities of the Trust

10.(a) Registered or bearer
securities                                       The Policy

(b) Cumulative or distributive
securities                                       The Policy

(c) Conversion, Transfer, etc.                   Transfer of Accumulated
                                                 Value; Policy Loans;
                                                 Surrender; Partial
                                                 Withdrawal Benefit;
                                                 Systematic
                                                 Withdrawals; Right to
                                                 Convert Policy

(d) Periodic payment plan                        N/A

(e) Voting rights                                Voting on Fund Shares

(f) Notice to security holders                   Confirmation Statements and
                                                 Other Reports to Owners

(g) Consents required                            Disregard of Voting
                                                 Instructions;
                                                 Substitution of
                                                 Investments

(h) Other provisions                             The Policy

11. Type of securities comprising
units                                            The Policy

12. Certain information regarding
periodic payment plan
certificates                                     N/A

13.(a) Load, fees, expenses, etc.                Charges and Deductions

(b) Certain information regarding
periodic payment plan
certificates                                     N/A

(c) Certain percentages                          Charges and Deductions

(d) Certain other fees, etc.                     Charges and Deductions

(e) Certain other profits or
benefits                                         The Policy

(f) Ratio of annual charges to
income                                           N/A

14. Issuance of trust's securities               The Policy

15. Receipt and handling of payments
from purchasers                                  The Policy; Premiums

16. Acquisition and disposition of               Introduction; Pacific
underlying securities                            Select Exec Separate
                                                 Account; The Policy

17. Withdrawal or redemption                     Transfers of
                                                 Accumulated Value;
                                                 Policy Loans;
                                                 Surrender; Partial
                                                 Withdrawals

18.(a) Receipt, custody and dis-
position of income                               The Policy

(b) Reinvestment of
distributions                                    N/A

(c) Reserves or special funds                    N/A

(d) Schedule of distributions                    N/A

19. Records, accounts and reports                Confirmation Statements
                                                 and Other Reports to Owners

20. Certain miscellaneous provisions
of trust agreement:

(a) Amendment                                    N/A

(b) Termination                                  N/A

(c) and (d) Trustees, removal and
successor                                        N/A

(e) and (f) Depositors, removal
and successor                                    N/A

21. Loans to security holders                    Policy Loans

22. Limitations on liability                     N/A

23. Bonding arrangements                         N/A

24. Other material provisions of
trust agreement                                  N/A

III. Organizations, Personnel and
Affiliated Persons of Depositor

25. Organization of depositor                    Pacific Life
                                                 Insurance Company

26. Fees received by depositor                   See Items 13(a) and
                                                 13(e)

27. Business of depositor                        Pacific Life
                                                 Insurance Company

28. Certain information as to officials
and affiliated persons of                        More about Pacific
depositor                                        Life

29. Voting securities of depositor               N/A

30. Persons controlling depositor                N/A

31. Payments by depositor for certain
services rendered to trust                       N/A

32. Payments by depositor for certain
other services rendered to
trust                                            N/A

33. Remuneration of employees of
depositor for certain services
rendered to trust                                Charges and Deductions

34. Remuneration of other persons
for certain services rendered
to trust                                         Charges and Deductions

IV. Distribution and Redemption of Securities

35. Distribution of trust's securities
by states                                        N/A

36. Suspension of sales of trust's
securities                                       N/A

37. Revocation of authority to
distribute                                       N/A

38.(a) Method of distribution                    Distribution of the
                                                 Policy

(b) Underwriting agreements                      Distribution of the
                                                 Policy

(c) Selling agreements                           Distribution of the
                                                 Policy

39.(a) Organization of principal
underwriters                                     See Item 25

(b) N.A.S.D. membership of
principal underwriters                           See Item 25

40. Certain fees received by principal           See Items 13(a) and
underwriters                                     13(e)

41.(a) Business of each principal
underwriter                                      See Item 27

(b) Branch offices of each
principal underwriter                            N/A

(c) Salesmen of each principal
underwriter                                      N/A

42. Ownership of trust's securities
by certain persons                               N/A

43. Certain brokerage commissions
received by principal
underwriters                                     N/A

44.(a) Method of valuation                       Determination of
                                                 Accumulated Value

(b) Schedule as to offering
price                                            Charges and Deductions

(c) Variation in offering price
to certain persons                               Charges and Deductions

45. Suspension of redemption rights              Surrender

46.(a) Redemption valuation                      See Items 10(c) and (d)

(b) Schedule as to redemption
price                                            Surrender

47. Maintenance of position in
underlying securities                            The Pacific Select Fund

V. Information Concerning the Trustee or Custodian

48. Organization and regulation of
trustee                                          N/A

49. Fees and expenses of trustees                N/A

50. Trustee's lien                               N/A

VI. Information Concerning Insurance of
Holders of Securities

51. Insurance of holders of trust's              Pacific Life
securities                                       Insurance Company;
                                                 The Policy

52.(a) Provisions of trust agreement
with respect to selection or
elimination of under-                            Substitution of
lying securities                                 Investments

(b) Transactions involving elimi-
nation of underlying                             Substitution of
securities                                       Investments

(c) Policy regarding substitution
or elimination of under-                         See Items 13(a) and
lying securities                                 52(a)

(d) Fundamental policy not other-
wise covered                                     N/A

53. Tax status of trust                          Federal Income Tax
                                                 Considerations

VIII. Financial and Statistical Information

54. Trust's securities during last
ten years                                        N/A

55. N/A

56. Certain information regarding peri-
odic payment plan certificates                   Premiums

57. N/A

58. N/A

59. Financial statements (Instruc-
tion 1(c) of "Instructions as
to the Prospectus" of Form
S-6)                                             Financial Statements

                                  PROSPECTUS


(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-99-000708, as filed on April 23, 1999, and incorporated by reference herein, and Form Type 497, Accession No. 0001017062-99-002114, as filed on December 20, 1999, and incorporated by reference herein.)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the I- + +Net Tollkeeper Portfolio has been filed with the Securities and Exchange +
+Commission, but has not yet become effective. The information in the          +
+prospectus is not complete and may be changed. Interests in the new           +
+Investment Option and shares of the I-Net Tollkeeper Portfolio may not be + +sold until the Fund's registration statement is effective. This supplement +
+and preliminary prospectus are not an offer to sell interests in the          +
+Investment Option or shares of the I-Net Tollkeeper Portfolio and do not + +solicit an offer to buy interests or shares in any state where the offer or +
+sale is not permitted.                                                        +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

     Supplement to Prospectuses Dated May 1, 1999 for Pacific Select Exec, Pacific Select Exec II, Pacific Select Choice, Pacific Select Estate Maximizer,
      Pacific Select Estate Preserver, Pacific Select Estate Preserver II, variable life insurance policies (individually, the "Policy") issued by
                         Pacific Life Insurance Company

                       Date of Supplement: March 1, 2000

This supplement changes the Prospectuses to reflect the following :

                      ---------------------------------------------------------
A new Variable         The new Investment Option will invest in a new
Investment Option      Portfolio of the Pacific Select Fund called the I-Net
will be available      Tollkeeper Portfolio. Below is information summarizing
May 1, 2000            the new Portfolio:


 . I-Net Tollkeeper

                   ---------------------------------------------------------------------------------
                                                                            Primary Investments
                   Portfolio Manager                Objective           (under normal circumstances)
                   ---------------------------------------------------------------------------------
                   Pacific Life Insurance  Long-term growth of capital.   Equity securities of
                   Company, the adviser,                                  companies which use,
                   and the Fund have                                      support, or relate
                   retained Goldman Sachs                                 directly or indirectly
                   Asset Management as                                    to use of the Internet.
                   portfolio manager                                      Such companies include
                                                                          those in the media,
                                                                          telecommunications, and
                                                                          technology sectors.
                   ---------------------------------------------------------------------------------


                       This chart is only a summary. For more complete information on the Portfolio, including a discussion of the Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the prospectus carefully.

                      ---------------------------------------------------------
An overview of the     The following is added to the chart under Fees and
Policy is amended      Expenses Paid by the Pacific Select Fund:

                   --------------------------------------------------------------
                   Portfolio          Advisory Fee Other Expenses Total Expenses+
                   --------------------------------------------------------------
                   I-Net Tollkeeper*     1.50%         0.15%           1.65%

                       * Expenses are estimated. There were no actual advisory
                         fees or other expenses for this Portfolio in 1999 because the Portfolio has not yet started. See Fees and Expenses Paid by Pacific Select Fund in the Prospectus for information about expense caps through December 31, 2000 for this Portfolio.

                       + The Fund has implemented a brokerage enhancement
                         12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                      ---------------------------------------------------------
Allocating Your        This information is added to the discussion in the
Premiums is            Prospectus on Allocating Your Premiums.
amended

                       You may instruct us to allocate all or part of your net premiums to the I-Net Tollkeeper Investment Option on or after May 1, 2000. You may not instruct us to allocate your net premiums to this Investment Option prior to May 1, 2000, when the Option first becomes available. Your net premium or Policy's Accumulated Value may be invested in up to 20 Investment Options at any one time.

                      ---------------------------------------------------------
Transfers of           This information is added to the discussion in the
Accumulated Value      Prospectus on Transfers of Accumulated Value.
is amended

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the I-Net Tollkeeper Investment Option, subject to the limitation on Investment Options described above. For the I-Net Tollkeeper Investment Option, you may not specify a date prior to May 1, when the Option first becomes available. If you specify May 1 for the I-Net Tollkeeper Investment Option, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on May 1, 2000, or, if we hold your net premiums in the Money Market Investment Option, your Free-Look Transfer Date, whichever is later. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive no later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the I-Net Tollkeeper Investment Option will not become effective on May 1, in which case we would not effect the transfer to this Option, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the I-Net Tollkeeper becomes effective, if ever, or your Free-Look Transfer Date, if later, unless you instruct otherwise.

                      ---------------------------------------------------------
Illustrations is      This information is added to the discussion in the
amended               Prospectus on Illustrations.

                      We will provide you with illustrations based on
If you ask us,        different sets of assumptions upon your request. You
we'll provide you     can request such illustrations at any time.
with different        Illustrations may help you understand how your policy
kinds of              values would vary over time based on different
illustrations.        assumptions. We have filed examples of such an
                      illustration as an exhibit to the registration
 . Illustrations       statement that relates to each Policy on file with the
  based on            SEC.
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  Portfolio of the
  Fund in which the
  Variable Account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

Pacific Select Choice

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

         Contents of Registration Statement
         ----------------------------------

         This Registration Statement on Form S-6 comprises the following papers and documents:

                The facing sheet.
                The cross-reference sheet.

                The Prospectus consisting of 101 pages
                (including illustrations).

                Supplement dated March 1, 2000 to Prospectus dated May 1, 1999 consisting of 2 pages.


                The undertaking to file reports.
                Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
                The Signatures.

         Written consent of the following person (included in the exhibits shown below):

                Deloitte & Touche LLP, Independent Auditors

                Dechert Price & Rhoads, Outside Counsel

         The following exhibits:

         1.     (1)  (a) Resolution of the Board of Directors of
                         the Depositor dated November 22, 1989
                         and copies of the Memoranda concerning
                         Pacific Select Exec Separate Account
                         dated May 12, 1988 and January 26, 1993./1/

                     (b) Resolution of the Board of Directors of
                         Pacific Life Insurance Company authorizing conformity to the terms of the current
                         Bylaws./3/

                (2)  Inapplicable

                (3)  (a) Distribution Agreement Between Pacific
                         Mutual Life Insurance Company and Pacific
                         Equities Network/1/

                     (b) Form of Selling Agreement Between Pacific
                         Equities Network and Various Broker-Dealers/1/

                (4)  Inapplicable

                (5)  (a) Flexible Premium Variable Life Insurance Policy/1/

                     (b) Waiver of Charges Rider/1/

                     (c) Accidental Death Rider/1/

                     (d) Guaranteed Insurability Rider/1/

                     (e) Added Protection Benefit Rider/1/

                     (f) Annual Renewal and Convertible Term Rider/1/

                        (g) Exchange of Insured Rider/1/

                        (h) Children's Term Rider/1/

                        (i) Accelerated Living Benefit Rider/1/

                        (j) Aviation Rider/1/

                        (k) Endorsement Amending Suicide Exclusion Provision/1/

                        (l) Disability Benefit Rider/1/

                            (6)(a) Articles of Incorporation of Pacific Life
                                   Insurance Company/3/
                               (b) Bylaws of Pacific Life Insurance Company/3/


                            (7) Inapplicable

                            (8) Inapplicable

                            (9)(a) Participation Agreement between Pacific
                                   Mutual Life Insurance Company and Pacific
                                   Select Fund
                               (b) M Fund Inc. Participation Agreement with
                                   Pacific Mutual Life Insurance Company

                           (10) Applications for Flexible Premium Variable Life
                                Insurance Policy and General Questionnaire/1/

                       2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.)

                       3.  Inapplicable

                       4.  Inapplicable

                       5.  Inapplicable

                       6.  (a) Consent of Independent Auditors/4/
                           (b) Consent of Dechert Price & Rhoads/1/

                       7.  (a) Opinion of Actuary
                           (b) Illustration of Policy Benefits-DRAFT

                       8. Memorandum Describing Issuance, Transfer and Redemption Procedures/1/

                9. Exhibit Regarding Adjustment for Conversion to a Non-Flexible Contract/1/

               10.  Power of Attorney

               11.  Inapplicable

               12.  Inapplicable

               13.  Inapplicable

               14.  Inapplicable

               15.  Inapplicable

               16.  Inapplicable

               17.  Inapplicable

/1/ Filed as part of Post-Effective Amendment No.4 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908 Accession Number 0000898430-96-000966.

/2/ Filed as part of Post-Effective Amendment No. 5 to the Registration
    Statement on Form S-6 filed via EDGAR on April 25, 1997, File No. 33-57908, Accession Number 0001017062-97-000736.

/3/ Filed as part of Post-Effective Amendment No. 6 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-57908, Accession Number 0001017062-98-000896.

/4/ Filed as part of Post-Effective Amendment No. 7 to the Registration
    Statement on Form S-6 filed via EDGAR on April 23, 1999, File No. 33-57908, Accession Number 0001017062-99-000708.

                          UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

               REPRESENTATION PURSUANT TO SECTION 26(e) OF THE
                        INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration Statement are, in the aggregate, reasonable in relation to the Services rendered, the expenses to be incurred, and the risks assumed in Connection with the Policy.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 1st day of March, 2000.

                                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                  (Registrant)


                                      BY:  PACIFIC LIFE INSURANCE COMPANY
                                                  (Depositor)



                                      BY:  _____________________________________
                                           Thomas C. Sutton*
                                           Chairman & Chief Executive Officer



*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 10 of this Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account, File No. 33-57908.)

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 1st day of March, 2000.


                                      PACIFIC LIFE INSURANCE COMPANY
                                                  (Registrant)



                                      BY:  _____________________________________
                                           Thomas C. Sutton*
                                           Chairman & Chief Executive Officer


*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 10 of this Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account, File No. 33-57908.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title                            Date

__________________________    Director, Chairman of the Board         ________, 2000
Thomas C. Sutton*             and Chief Executive Officer

__________________________    Director and President                  ________, 2000
Glenn S. Schafer*

__________________________    Director, Senior Vice President and     ________, 2000
Khanh T. Tran*                Chief Financial Officer

__________________________    Director, Senior Vice President and     ________, 2000
David R. Carmichael*          General Counsel

__________________________    Director, Vice President and Corporate  ________, 2000
Audrey L. Milfs*              Secretary

__________________________    Vice President and Controller           ________, 2000
Edward R. Byrd*

__________________________    Vice President and Treasurer            ________, 2000
Brian D. Klemens*

__________________________    Executive Vice President                ________, 2000
Lynn C. Miller

*BY: /s/ DAVID R. CARMICHAEL                                           March 1, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 10 in this Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account, File No. 33-57908.)